Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands, shares in Millions	Sep. 30, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Non-trade accounts receivable	$ 18,813	$ 19,325
Accumulated depreciation on vessel and equipment	664,461	668,969
Accumulated depreciation on vessels under capital leases	$ 18,331	$ 69,072
Limited Partners - common units issued (in shares)	79.6	79.6
Limited Partners - common units outstanding (in shares)	79.6	79.6
Limited Partners - preferred units issued (in shares)	5.0	5.0
Limited Partners - preferred units outstanding (in shares)	5.0	5.0